Disposals - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal of businesses	$ (356)	$ 0	$ 19
UK Businesses
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on current year disposal of businesses	(370)	0
Gain on prior year disposal of businesses	$ 14	$ 0